Acquisitions - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended				1 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended			12 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012 Business	Jan. 17, 2012 CrowdTorch (Seedlabs) [Member]	Dec. 31, 2012 CrowdTorch (Seedlabs) [Member]	Sep. 30, 2013 CrowdTorch (Seedlabs) [Member]	Jan. 17, 2012 CrowdTorch (Seedlabs) [Member] Minimum	Jan. 17, 2012 CrowdTorch (Seedlabs) [Member] Maximum	Dec. 31, 2012 CrowdTorch (Seedlabs) [Member] Based on the achievement of certain revenue target or specified periods of time (deferred payments) [Member]	Jan. 17, 2012 CrowdTorch (Seedlabs) [Member] Based on the achievement of certain revenue target or specified periods of time (deferred payments) [Member]	Jan. 17, 2013 CrowdTorch (Seedlabs) [Member] Based on the achievement of certain revenue target or specified periods of time (deferred payments) [Member] Subsequent Event [Member]	Jan. 17, 2012 CrowdTorch (Seedlabs) [Member] Upon the attainment of certain sales targets as well as on continued employment [Member]	Jun. 12, 2012 CrowdCompass [Member]	Dec. 31, 2012 CrowdCompass [Member]	Sep. 30, 2013 CrowdCompass [Member]	Jun. 12, 2012 CrowdCompass [Member] Reported Value Measurement, carrying value [Member]	Jun. 12, 2012 CrowdCompass [Member] Minimum	Jun. 12, 2012 CrowdCompass [Member] Maximum	Jun. 12, 2012 CrowdCompass [Member] Based on the achievement of certain revenue target or specified periods of time (deferred payments) [Member]	Dec. 31, 2012 TicketMob [Member]	Sep. 30, 2013 TicketMob [Member]	Dec. 31, 2012 TicketMob [Member] Minimum	Dec. 31, 2012 TicketMob [Member] Maximum	Dec. 31, 2012 TicketMob [Member] Based on the achievement of certain revenue target or specified periods of time (deferred payments) [Member]	Dec. 31, 2012 TicketMob [Member] Upon the attainment of certain sales targets as well as on continued employment [Member]	Dec. 31, 2012 TicketMob [Member] contingent on continued employment [Member]
Business Acquisition [Line Items]
Number of businesses acquired			3
Business Combination, Consideration Transferred				$ 2,398									$ 5,977							$ 5,918
Business combination, cash paid (net of cash acquired)	90	7,237	12,460	1,406									5,831							5,223
Business combination, shares issued, shares				116,925
Business combination, shares issued, value				935
Business Acquisition Deferred Consideration Amount					57								200			146				445
Business Acquisition Deferred Consideration Period					3 years								3 years									18 months	36 months
Contingent Consideration, maximum										43		893												6,494	7,006
Contingent Consideration										1,167									3,800							1,055
Earn out period							1 year	3 years									1 year	3 years
Accrued additional payments	1,400		1,016		280	206			260					736	819						375
Payments of accrued additional payments											260
Goodwill	12,505		12,505	1,909									5,081							5,515
Acquisition related cost					77									232						173
Business Combination, litigation holdback																				$ 250